IFRS 7 Disclosures - Summary of Risk Management Strategies (Detail)	12 Months Ended
Dec. 31, 2021
Public Equity Risk [member]
Disclosure of risk management strategy [line items]
Product design and pricing	Yes
Variable annuity guarantee dynamic hedging	Yes
Macro equity risk hedging	Yes
Asset liability management	Yes
Foreign exchange management	No
Liquidity risk management	No
Interest Rate and Spread Risk [member]
Disclosure of risk management strategy [line items]
Product design and pricing	Yes
Variable annuity guarantee dynamic hedging	Yes
Macro equity risk hedging	No
Asset liability management	Yes
Foreign exchange management	No
Liquidity risk management	No
Alternative Long-Duration Asset Performance Risk [member]
Disclosure of risk management strategy [line items]
Product design and pricing	Yes
Variable annuity guarantee dynamic hedging	No
Macro equity risk hedging	No
Asset liability management	Yes
Foreign exchange management	No
Liquidity risk management	No
Foreign Exchange Risk [member]
Disclosure of risk management strategy [line items]
Product design and pricing	Yes
Variable annuity guarantee dynamic hedging	Yes
Macro equity risk hedging	Yes
Asset liability management	Yes
Foreign exchange management	Yes
Liquidity risk management	No
Liquidity Risk [member]
Disclosure of risk management strategy [line items]
Product design and pricing	Yes
Variable annuity guarantee dynamic hedging	Yes
Macro equity risk hedging	Yes
Asset liability management	Yes
Foreign exchange management	Yes
Liquidity risk management	Yes